FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
March 31, 2022
Assets
Investments held in Trust Account:
Money Market investments	$128,437,281	$128,437,281	$—	$—
Liabilities
Warrant liabilities – Private Warrants	$601,622	$—	$—	$601,622

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$128,421,215	$128,421,215	$—	$—
Liabilities
Warrant liability – Private warrants	$2,036,258	$—	$—	$2,036,258

The Company utilizes a Black-Scholes method to value the Private Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities is determined using Level 3 inputs. Inherent in a Black-Scholes model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the Private Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Private Warrants:

	As of December	As of March
	31, 2021	31, 2022
Common stock price	$9.97	$10.07
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Term to Business Combination (years)	4.61	4.36
Volatility	9.1%	2.9%
Risk-free rate	1.20%	2.43%
Fair value	$0.44	$0.13

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Fair value as of June 23, 2020 (inception)	—
Initial measurement	5,553,429
Change in valuation inputs or other assumptions	(3,517,171)
Fair value at December 31, 2021	$2,036,258
Change in valuation inputs or other assumptions	1,434,636
Fair value at March 31, 2022	$601,622

The Company recognized gains in connection with changes in the fair value of warrant liabilities of $1,434,636 and $0 within change in fair value of warrant liabilities in the condensed statements of operations for the three months ended March 31, 2022 and for the three months ended March 31, 2021.

NOTE 10. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$128,421,215	$128,421,215	$—	$—
Liabilities
Warrant liabilities – Private warrants	$2,036,258	$—	$—	$2,036,258

The Company did not have any assets or liabilities measured at fair value as of December 31, 2020.

The Company utilizes a Black-Scholes method to value the Private Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities is determined using Level 3 inputs. Inherent in a Black-Scholes model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the Private Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Private Warrants:

	Initial	As of December 31,
	Measurement	2021
Stock price	$10.00	$9.97
Strike price	$11.50	$11.50
Dividend yield	—%	—%
Remaining term (in years)	5.00	4.61
Volatility	19.0%	9.1%
Risk-free rate	0.81%	1.20%
Fair value of warrants	$1.20	$0.44

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Warrant
Liabilities
Fair value as of June 23, 2020 (inception)	—
Initial measurement	5,553,429
Change in valuation inputs or other assumptions	(3,517,171)
Fair value as of December 31, 2021	2,036,258

Transfers to/from Levels 1, 2, and 3 are recognized the beginning of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy for the period from June 23, 2020 (inception) through December 31, 2021.

The Company recognized gains in connection with changes in the fair value of warrant liabilities of $3,517,171 within change in fair value of warrant liabilities in the Statements of Operations for the year ended December 31, 2021 and $0 for the period from June 23, 2020 (inception) through December 31, 2020.